COMMITMENT AND CONTINGENCY (Operating Leases) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENT AND CONTINGENCY [Abstract]
Rental expenses under operating leases	$ 3,449,577	$ 2,424,259	$ 2,087,203
2014	2,834,637
2015	1,264,563
2016	404,864
2017	$ 46,584